Note 10 - Goodwill - Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Balance	$ 378,178	$ 350,148
Adjustments on account of foreign exchange	(1,475)	(5,627)
Balance	523,690	378,178
Aljex Software, Inc. [Member]
Balance	18,903
Goodwill Acquired During Period		18,903
Balance		18,903
Velocity Mail [Member]
Balance	8,448
Goodwill Acquired During Period		8,448
Balance		8,448
PinPoint [Member]
Balance	6,306
Goodwill Acquired During Period		6,306
Balance		6,306
Visual Compliance [Member]
Goodwill Acquired During Period	118,785
Balance	118,785
Core Transport Technologies NZ Limited [Member]
Goodwill Acquired During Period	12,670
Balance	12,670
STEPcom [Member]
Goodwill Acquired During Period	10,019
Balance	10,019
BestTransport [Member]
Goodwill Acquired During Period	5,513
Balance	$ 5,513